Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of trade and other receivables [abstract]
Trade receivables	¥ 155,283	¥ 159,868
Lease receivables	1,520	1,784
Other receivables	4,280	4,909
Loss allowances	(298)	(413)
Total	¥ 160,785	¥ 166,148